FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
May 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy

The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
U.S. Treasury and other government	$—	$19,865	$—	$19,865
Foreign bonds		39		39
Mortgage-backed securities		344		344
Corporate bonds		2,649		2,649
Stocks — foreign	1,095			1,095
Stocks — domestic	26,110			26,110
Mutual funds — foreign		17,074		17,074
Mutual funds — domestic		39,283		39,283
Foreign currency forward contract		(1,356)		(1,356)
Cross-currency swap		(2,159)		(2,159)
Investment in Kemrock convertible debt		22,701		22,701

Total	$27,205	$98,440	$—	$125,645

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2011
U.S. Treasury and other government	$—	$26,480	$—	$26,480
Mortgage-backed securities		532		532
Corporate bonds		3,029		3,029
Stocks — foreign	37,549			37,549
Stocks — domestic	31,849			31,849
Mutual funds — foreign		18,413		18,413
Mutual funds — domestic		31,791		31,791
Foreign currency forward contract		6,157		6,157
Cross-currency swap		(20,519)		(20,519)

Total	$69,398	$65,883	$—	$135,281

Fair Value and Carrying Value of Financial Instruments and Long-Term Debt

Based on the analysis performed, the fair value and the carrying value of our financial instruments and long-term debt as of May 31, 2012 and May 31, 2011 are as follows:

	At May 31, 2012
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$315,968	$315,968
Marketable equity securities	83,562	83,562
Marketable debt securities	45,598	45,598
Long-term debt, including current portion	1,115,536	1,232,180

	At May 31, 2011
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$435,011	$435,011
Marketable equity securities	119,602	119,602
Marketable debt securities	30,041	30,041
Long-term debt, including current portion	1,108,853	1,203,016